FAIR VALUE MEASUREMENTS (Details) - Fair Value, Measurements, Recurring [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Marketable securities	$ 19,602	$ 27,562
Financial liabilities related to foreign currency derivative hedging contracts	(293)
Earn-Out liability related to the acquisition of ACS	(433)	(378)
Total financial net assets (liabilities)	18,876	27,184
Fair Value, Inputs, Level 2 [Member]
Marketable securities	19,602	27,562
Financial liabilities related to foreign currency derivative hedging contracts	(293)
Earn-Out liability related to the acquisition of ACS	0	0
Total financial net assets (liabilities)	19,309	27,562
Fair Value, Inputs, Level 3 [Member]
Marketable securities	0	0
Financial liabilities related to foreign currency derivative hedging contracts	0
Earn-Out liability related to the acquisition of ACS	(433)	(378)
Total financial net assets (liabilities)	$ (433)	$ (378)